Exhibit 99.1

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

Collection Period	31-Dec-19	30/360 Days	30	Collection Period Start	1-Dec-19
Distribution Date	15-Jan-20	Actual/360 Days	30	Collection Period End	31-Dec-19
				Prior Month Settlement Date	16-Dec-19
				Current Month Settlement Date	15-Jan-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,656,592,636.57	199,246,924.65	182,866,847.51	0.117035
Yield Supplement Overcollaterization		94,092,683.58	4,266,575.06	3,769,597.80
Total Adjusted Pool Balance		1,562,499,952.99	194,980,349.59	179,097,249.71
Total Adjusted Securities		1,562,499,952.99	194,980,349.59	179,097,249.71	0.114622
Class A-1 Notes	0.63000%	365,700,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.05000%	388,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	2.03975%	150,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.32000%	472,300,000.00	8,480,396.60	0.00	0.000000
Class A-4 Notes	1.54000%	124,000,000.00	124,000,000.00	116,597,296.72	0.940301
Certificates	0.00000%	62,499,952.99	62,499,952.99	62,499,952.99	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	8,480,396.60	9,328.44	17.9555295	0.0197511
Class A-4 Notes	7,402,703.28	159,133.33	59.6992200	1.2833333
Certificates	0.00	0.00	—	—

Total Securities	15,883,099.88	168,461.77

I. COLLECTIONS

Interest:
Interest Collections				351,215.35
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				351,215.35
Principal:
Principal Collections				16,187,153.77
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				16,187,153.77
Recoveries of Defaulted Receivables				139,433.64
Servicer Advances				0.00
Total Collections				16,677,802.76

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			33,588	194,980,349.59
Total Principal Payment				15,883,099.88

			31,951	179,097,249.71

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	16,677,802.76
Reserve Account Draw	0.00
Total Available for Distribution	16,677,802.76
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	166,039.10
Servicing Fee Paid	166,039.10
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	9,328.44
Class A-3 Notes Monthly Interest Paid	9,328.44
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	159,133.33
Class A-4 Notes Monthly Interest Paid	159,133.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		168,461.77
Total Note Monthly Interest Paid		168,461.77
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		16,343,301.89
4. Total Monthly Principal Paid on the Notes		15,883,099.88
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		15,883,099.88
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		460,202.01
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		460,202.01

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,906,249.88
Required Reserve Account Amount		3,906,249.88
Beginning Reserve Account Balance		3,906,249.88
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,906,249.88
Required Reserve Account Amount for Next Period		3,906,249.88

VI. POOL STATISTICS

Weighted Average Coupon		2.10%
Weighted Average Remaining Maturity		19.26

	Amount	Number
Principal on Defaulted Receivables	192,923.37	21
Principal Recoveries of Defaulted Receivables	139,433.64

Monthly Net Losses	53,489.73
Pool Balance at Beginning of Collection Period	199,246,924.65
Net Loss Ratio for Third Preceding Collection Period	-0.05%
Net Loss Ratio for Second Preceding Collection Period	0.34%
Net Loss Ratio for Preceding Collection Period	-0.11%
Net Loss Ratio for Current Collection Period	0.32%
Four-Month Average Net Loss Ratio	0.12%
Cumulative Net Losses for all Periods	13,149,515.21

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,328,305.42	266	1.27%
61-90 Days Delinquent	528,739.03	63	0.29%
91-120 Days Delinquent	133,523.81	17	0.07%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,990,568.26	346	1.64%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.24%	0.17%
Delinquency Ratio for Second Preceding Collection Period	0.24%	0.16%
Delinquency Ratio for Preceding Collection Period	0.36%	0.23%
Delinquency Ratio for Current Collection Period	0.36%	0.25%
Four-Month Average Delinquency Ratio	0.30%	0.20%
60 Day Delinquent Receivables	711,126.10
Delinquency Percentage	0.39%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?		NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

4. Has there been an issuance of notes or other securities backed by the Receivables?		NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO